Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Transactions and Balances with Related Parties [Abstract]
Schedule of compensation to key management personnel for employee services
	Year ended December 31,
	2022	2021	2020
	U.S. dollars in thousands

Salaries, management and consulting fees and other short-term benefits	262	263	300
Pension, post retirement and other benefits	-	-	2
Share-based payments	14	37	51

	276	300	353

Number of persons	8	8	8